PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 90.7%
Common Stocks
Canada 6.9%
Dollarama, Inc.	4,442	$269,215
FirstService Corp.	1,332	178,193
		447,408
China 4.5%
Full Truck Alliance Co. Ltd., ADR*	3,814	32,381
Kanzhun Ltd., ADR*	2,553	60,021
KE Holdings, Inc., ADR*	4,307	60,772
Silergy Corp.	528	9,881
Wuxi Biologics Cayman, Inc., 144A*	13,411	128,372
		291,427
France 4.3%
Remy Cointreau SA	1,389	274,407
Germany 4.3%
Symrise AG	2,369	276,428
Israel 0.3%
Nova Ltd.*	203	21,386
Italy 1.2%
Moncler SpA	1,607	80,557
Japan 1.4%
Menicon Co. Ltd.	3,493	88,080
Luxembourg 1.0%
Eurofins Scientific SE	828	64,550
Netherlands 4.4%
Adyen NV, 144A*	28	50,365
Argenx SE, ADR*	642	233,823
		284,188
Sweden 1.0%
Hemnet Group AB	4,178	63,326

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 3.7%
Alcon, Inc.	3,060	$238,955
United Kingdom 7.5%
Abcam PLC*	3,587	53,608
Rentokil Initial PLC	43,009	283,987
Wise PLC (Class A Stock)*	25,764	148,271
		485,866
United States 50.2%
Beauty Health Co. (The)*	9,456	125,954
Booz Allen Hamilton Holding Corp.	2,385	228,912
Casella Waste Systems, Inc. (Class A Stock)*	2,365	191,447
Datadog, Inc. (Class A Stock)*	172	17,546
Deckers Outdoor Corp.*	371	116,201
Entegris, Inc.	343	37,696
Envista Holdings Corp.*	2,887	117,357
FactSet Research Systems, Inc.	268	115,154
Five9, Inc.*	510	55,141
FleetCor Technologies, Inc.*	296	65,147
Flywire Corp.*	5,876	137,851
Globant SA*	352	70,133
HEICO Corp.	1,304	205,654
Horizon Therapeutics PLC*	1,576	130,761
Jazz Pharmaceuticals PLC*	1,146	178,845
MongoDB, Inc.*	219	68,431
Morningstar, Inc.	820	209,387
Paylocity Holding Corp.*	794	163,508
Performance Food Group Co.*	3,161	157,133
SBA Communications Corp., REIT	198	66,486
Service Corp. International	2,451	182,501
Sprout Social, Inc. (Class A Stock)*	404	21,048
STERIS PLC	1,259	284,093
Toast, Inc. (Class A Stock)*	6,386	102,048
United Therapeutics Corp.*	571	131,941
Warby Parker, Inc. (Class A Stock)*	5,143	63,722
		3,244,097

Total Long-Term Investments (cost $5,860,034)		5,860,675

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 12.3%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $795,973)	795,973	$795,973

TOTAL INVESTMENTS 103.0% (cost $6,656,007)		6,656,648
Liabilities in excess of other assets (3.0)%		(195,366)

Net Assets 100.0%		$6,461,282

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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